Quarterly Holdings Report
for
Fidelity® Series Sustainable Emerging Markets Fund
January 31, 2026
SMK-NPRT1-0426
1.9908944.102
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Anglogold Ashanti Plc	441	40,955
Anglogold Ashanti Plc (South Africa)	1,224	110,341

TOTAL AUSTRALIA		151,296
BRAZIL - 4.8%
Consumer Discretionary - 0.8%
Household Durables - 0.1%
Construtora Tenda S/A	900	4,720
Cury Construtora e Incorporadora SA	743	4,878
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,700	9,093
		18,691
Specialty Retail - 0.6%
Vibra Energia SA	19,065	104,187
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	3,890	19,765
TOTAL CONSUMER DISCRETIONARY		142,643
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
PRIO SA/Brazil (a)	7,628	73,907
Financials - 2.2%
Banks - 1.0%
Itau Unibanco Holding SA	2,781	24,044
Itau Unibanco Holding SA ADR	17,085	146,760
NU Holdings Ltd/Cayman Islands Class A (a)	353	6,265
		177,069
Capital Markets - 1.2%
B3 SA - Brasil Bolsa Balcao	40,986	125,775
XP Inc Class A	3,609	70,412
		196,187
TOTAL FINANCIALS		373,256
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	5,000	23,951
Industrials - 0.5%
Ground Transportation - 0.5%
Localiza Rent a Car SA	6,160	56,640
Localiza Rent a Car SA (PN)	3,190	28,283
TOTAL INDUSTRIALS		84,923
Materials - 0.4%
Metals & Mining - 0.3%
Metalurgica Gerdau SA	24,085	45,170
Paper & Forest Products - 0.1%
Dexco SA	20,574	22,401
TOTAL MATERIALS		67,571
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LOG Commercial Properties e Participacoes SA	2,200	11,629
Utilities - 0.3%
Electric Utilities - 0.3%
Axia Energia	2,800	28,927
Axia Energia Series C	1,636	16,414
Equatorial SA	600	4,665
TOTAL UTILITIES		50,006
TOTAL BRAZIL		827,886
CHILE - 0.9%
Financials - 0.1%
Banks - 0.1%
Banco de Chile	101,442	22,359
Materials - 0.8%
Metals & Mining - 0.8%
Antofagasta PLC	2,817	140,617
TOTAL CHILE		162,976
CHINA - 25.7%
Communication Services - 6.1%
Entertainment - 0.8%
Netease Inc	1,600	41,488
Netease Inc ADR	664	85,543
Tencent Music Entertainment Group Class A ADR	1,042	17,485
		144,516
Interactive Media & Services - 5.3%
Tencent Holdings Ltd	11,912	915,578
TOTAL COMMUNICATION SERVICES		1,060,094
Consumer Discretionary - 6.4%
Automobile Components - 0.2%
Fuyao Glass Industry Group Co Ltd A Shares (China)	2,600	23,091
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	800	6,846
		29,937
Automobiles - 0.7%
BYD Co Ltd A Shares (China)	2,100	27,456
BYD Co Ltd H Shares	7,970	99,361
		126,817
Broadline Retail - 3.7%
Alibaba Group Holding Ltd	27,600	587,151
Alibaba Group Holding Ltd ADR	146	24,756
JD.com Inc ADR	757	21,559
		633,466
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc	5,900	35,974
New Oriental Education & Technology Group Inc ADR	417	25,178
		61,152
Hotels, Restaurants & Leisure - 0.8%
H World Group Ltd ADR	871	41,381
Meituan B Shares (a)(b)(c)	3,912	48,362
Trip.com Group Ltd	532	32,652
Trip.com Group Ltd ADR	327	20,068
		142,463
Textiles, Apparel & Luxury Goods - 0.6%
Laopu Gold Co Ltd H Shares	600	59,754
Shenzhou International Group Holdings Ltd	5,500	43,861
		103,615
TOTAL CONSUMER DISCRETIONARY		1,097,450
Consumer Staples - 0.8%
Beverages - 0.8%
China Resources Beer Holdings Co Ltd	11,000	36,920
Eastroc Beverage Group Co Ltd A Shares (China)	500	17,991
Kweichow Moutai Co Ltd A Shares (China)	200	40,306
Tsingtao Brewery Co Ltd H Shares	6,129	38,820
		134,037
Food Products - 0.0%
Uni-President China Holdings Ltd	9,000	9,090
TOTAL CONSUMER STAPLES		143,127
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
China Petroleum & Chemical Corp H Shares	54,000	37,188
Financials - 5.8%
Banks - 3.1%
China Construction Bank Corp H Shares	368,548	372,134
China Merchants Bank Co Ltd H Shares	20,506	125,628
Industrial & Commercial Bank of China Ltd H Shares	35,864	29,794
		527,556
Insurance - 2.7%
China Life Insurance Co Ltd H Shares	32,061	143,149
China Pacific Insurance Group Co Ltd H Shares	4,400	22,191
People's Insurance Co Group of China Ltd/The H Shares	19,000	16,538
PICC Property & Casualty Co Ltd H Shares	8,000	16,579
Ping An Insurance Group Co of China Ltd H Shares	29,556	274,143
		472,600
TOTAL FINANCIALS		1,000,156
Health Care - 1.7%
Biotechnology - 0.4%
Innovent Biologics Inc (a)(b)(c)	6,985	72,514
Zai Lab Ltd (a)	3,045	5,062
		77,576
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	20,400	13,057
Life Sciences Tools & Services - 0.5%
Wuxi Apptec Co Ltd H Shares (b)(c)	5,900	83,983
WuXi XDC Cayman Inc (a)	1,000	8,038
		92,021
Pharmaceuticals - 0.7%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	15,205	75,129
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	2,800	23,425
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	1,400	12,267
		110,821
TOTAL HEALTH CARE		293,475
Industrials - 1.5%
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	6,116	5,825
Electrical Equipment - 0.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,200	110,764
Sungrow Power Supply Co Ltd A Shares (China)	1,900	41,270
		152,034
Machinery - 0.6%
Shenzhen Inovance Technology Co Ltd A Shares (China)	4,900	52,604
UBTech Robotics Corp Ltd H Shares (a)	50	895
Yangzijiang Shipbuildling (Holdings) Ltd	17,600	46,210
		99,709
TOTAL INDUSTRIALS		257,568
Information Technology - 1.5%
Communications Equipment - 0.1%
Zhongji Innolight Co Ltd A Shares (China)	200	18,671
Electronic Equipment, Instruments & Components - 0.4%
Foxconn Industrial Internet Co Ltd A Shares (China)	8,200	68,061
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,419	71,024
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	801	31,084
Hua Hong Semiconductor Ltd (a)(b)(c)	1,000	14,913
Hygon Information Technology Co Ltd A Shares (China)	200	7,608
Montage Technology Co Ltd A Shares (China)	505	13,210
NAURA Technology Group Co Ltd A Shares (China)	400	27,344
		165,183
TOTAL INFORMATION TECHNOLOGY		251,915
Materials - 0.9%
Construction Materials - 0.1%
China Jushi Co Ltd A Shares (China)	7,900	24,285
Metals & Mining - 0.8%
MMG Ltd (a)	100,000	131,719
TOTAL MATERIALS		156,004
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Resources Land Ltd	2,500	9,818
KE Holdings Inc A Shares	3,000	19,071
TOTAL REAL ESTATE		28,889
Utilities - 0.6%
Gas Utilities - 0.6%
ENN Energy Holdings Ltd	8,640	74,488
Kunlun Energy Co Ltd	30,867	31,609
TOTAL UTILITIES		106,097
TOTAL CHINA		4,431,963
GREECE - 0.9%
Financials - 0.9%
Banks - 0.9%
Alpha Bank SA	13,657	65,376
Eurobank SA	2,292	11,234
Piraeus Bank SA	7,870	79,387

TOTAL GREECE		155,997
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (a)	61,876	2,297
HUNGARY - 0.3%
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	156	19,654
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	1,012	33,871
TOTAL HUNGARY		53,525
INDIA - 11.6%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	4,147	89,037
Consumer Discretionary - 1.3%
Automobiles - 0.8%
Mahindra & Mahindra Ltd	3,642	136,308
Hotels, Restaurants & Leisure - 0.5%
Eternal Ltd (a)	22,492	67,112
MakeMyTrip Ltd (a)	358	22,332
		89,444
TOTAL CONSUMER DISCRETIONARY		225,752
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Reliance Industries Ltd	16,511	251,265
Financials - 5.9%
Banks - 3.7%
Axis Bank Ltd	2,953	44,134
Canara Bank	33,387	53,678
HDFC Bank Ltd	33,732	341,849
ICICI Bank Ltd	11,072	163,753
State Bank of India	3,240	38,060
		641,474
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (b)(c)	194	5,322
Consumer Finance - 1.4%
Bajaj Finance Ltd	14,540	147,447
Shriram Finance Ltd	8,090	89,993
		237,440
Insurance - 0.8%
HDFC Life Insurance Co Ltd (b)(c)	14,964	119,296
SBI Life Insurance Co Ltd (b)(c)	942	20,531
		139,827
TOTAL FINANCIALS		1,024,063
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	195	12,868
Industrials - 0.5%
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	2,109	90,445
Information Technology - 1.5%
IT Services - 1.5%
Infosys Ltd	9,419	168,567
Tata Consultancy Services Ltd	2,424	82,583
TOTAL INFORMATION TECHNOLOGY		251,150
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sunteck Realty Ltd	574	2,504
Utilities - 0.3%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	12,444	34,810
Independent Power and Renewable Electricity Producers - 0.1%
NHPC Ltd	22,676	19,339
TOTAL UTILITIES		54,149
TOTAL INDIA		2,001,233
INDONESIA - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	34,800	7,439
Consumer Staples - 0.3%
Food Products - 0.3%
First Resources Ltd	33,657	56,620
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	151,047	66,740
Bank Rakyat Indonesia Persero Tbk PT	246,978	56,065
Bank Syariah Indonesia Tbk PT	93,200	12,506
TOTAL FINANCIALS		135,311
TOTAL INDONESIA		199,370
ITALY - 0.3%
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	996	53,834
KOREA (SOUTH) - 14.6%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.2%
KT Corp	869	34,111
Entertainment - 0.4%
HYBE Co Ltd	289	74,505
Interactive Media & Services - 0.7%
NAVER Corp	587	111,272
TOTAL COMMUNICATION SERVICES		219,888
Consumer Discretionary - 0.8%
Automobile Components - 0.1%
Hyundai Mobis Co Ltd	55	17,022
Automobiles - 0.3%
Hyundai Motor Co	46	15,854
Kia Corp	304	31,977
		47,831
Household Durables - 0.4%
Coway Co Ltd (a)	1,253	72,034
TOTAL CONSUMER DISCRETIONARY		136,887
Financials - 3.6%
Banks - 3.2%
KB Financial Group Inc	2,165	201,060
Shinhan Financial Group Co Ltd	1,987	115,221
Woori Financial Group Inc	10,892	227,115
		543,396
Insurance - 0.4%
Samsung Life Insurance Co Ltd	587	76,190
TOTAL FINANCIALS		619,586
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Samsung Biologics Co Ltd (a)(b)(c)	80	96,227
Industrials - 2.5%
Aerospace & Defense - 0.5%
Korea Aerospace Industries Ltd	673	78,075
Electrical Equipment - 0.9%
Doosan Enerbility Co Ltd (a)	852	53,209
LS Electric Co Ltd (a)	245	95,586
		148,795
Industrial Conglomerates - 0.9%
LG Corp	2,400	151,703
Machinery - 0.2%
HD Hyundai Marine Solution Co Ltd	280	35,397
Samsung Heavy Industries Co Ltd (a)	833	16,910
		52,307
TOTAL INDUSTRIALS		430,880
Information Technology - 5.9%
Semiconductors & Semiconductor Equipment - 5.9%
SK Hynix Inc	1,612	1,010,050
TOTAL KOREA (SOUTH)		2,513,518
MALAYSIA - 0.8%
Financials - 0.8%
Banks - 0.8%
CIMB Group Holdings Bhd	64,700	140,823
MEXICO - 2.5%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series B	65,800	67,811
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Wal-Mart de Mexico SAB de CV Series V	28,310	89,842
Food Products - 0.0%
Gruma SAB de CV Series B	239	4,303
TOTAL CONSUMER STAPLES		94,145
Financials - 1.3%
Banks - 1.3%
Grupo Financiero Banorte SAB de CV	17,891	202,262
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	200	2,910
Grupo Aeroportuario del Pacifico SAB de CV Series B	803	22,047
TOTAL INDUSTRIALS		24,957
Real Estate - 0.2%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	5,384	8,374
Real Estate Management & Development - 0.2%
Corp Inmobiliaria Vesta SAB de CV	4,300	13,297
Corp Inmobiliaria Vesta SAB de CV ADR	425	13,149
		26,446
TOTAL REAL ESTATE		34,820
TOTAL MEXICO		423,995
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	372	50,741
PHILIPPINES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	14,023	5,057
SM Prime Holdings Inc	16,400	6,012

TOTAL PHILIPPINES		11,069
POLAND - 0.5%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	156	11,407
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Allegro.eu SA (a)(b)(c)	9,272	76,253
TOTAL POLAND		87,660
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	1,025	7,975
ROMANIA - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,062	34,099
SAUDI ARABIA - 2.2%
Financials - 2.1%
Banks - 2.1%
Al Rajhi Bank	8,942	255,574
Saudi National Bank/The	9,374	112,117
TOTAL FINANCIALS		367,691
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	489	16,297
TOTAL SAUDI ARABIA		383,988
SINGAPORE - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Sea Ltd Class A ADR (a)	681	79,330
SOUTH AFRICA - 4.6%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Naspers Ltd Class N	2,302	140,941
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Pick n Pay Stores Ltd (a)	15,271	22,581
Shoprite Holdings Ltd	4,530	74,741
TOTAL CONSUMER STAPLES		97,322
Financials - 2.0%
Banks - 1.0%
Capitec Bank Holdings Ltd	525	140,959
Standard Bank Group Ltd	1,423	26,152
		167,111
Financial Services - 1.0%
FirstRand Ltd	30,192	172,211
TOTAL FINANCIALS		339,322
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Bidvest Group Ltd	3,382	48,935
Materials - 0.9%
Chemicals - 0.1%
Sasol Ltd (a)	3,837	27,102
Metals & Mining - 0.8%
Impala Platinum Holdings Ltd	5,259	98,024
Valterra Platinum Ltd	375	33,693
		131,717
TOTAL MATERIALS		158,819
TOTAL SOUTH AFRICA		785,339
TAIWAN - 21.2%
Financials - 0.2%
Banks - 0.2%
CTBC Financial Holding Co Ltd	26,555	42,821
Industrials - 0.3%
Electrical Equipment - 0.3%
Bizlink Holding Inc	1,148	47,280
Information Technology - 20.7%
Communications Equipment - 0.2%
Accton Technology Corp	942	33,275
Electronic Equipment, Instruments & Components - 3.2%
Chroma ATE Inc	2,000	62,094
Delta Electronics Inc	6,823	263,712
Elite Material Co Ltd	1,000	55,283
Hon Hai Precision Industry Co Ltd	7,000	48,899
Unimicron Technology Corp	6,000	71,947
Yageo Corp	5,000	43,956
		545,891
Semiconductors & Semiconductor Equipment - 17.0%
ASE Technology Holding Co Ltd	9,789	90,736
MediaTek Inc	2,912	162,367
Taiwan Semiconductor Manufacturing Co Ltd	48,651	2,682,107
		2,935,210
Technology Hardware, Storage & Peripherals - 0.3%
Asia Vital Components Co Ltd	1,000	46,254
TOTAL INFORMATION TECHNOLOGY		3,560,630
TOTAL TAIWAN		3,650,731
TURKEY - 0.6%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
BIM Birlesik Magazalar AS	2,575	39,318
Industrials - 0.3%
Aerospace & Defense - 0.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	7,985	55,682
Materials - 0.1%
Construction Materials - 0.1%
Oyak Cimento Fabrikalari AS	18,682	11,857
TOTAL TURKEY		106,857
UNITED ARAB EMIRATES - 1.7%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	28,731	41,698
Financials - 1.1%
Banks - 1.1%
Abu Dhabi Commercial Bank PJSC	25,131	104,151
Abu Dhabi Islamic Bank PJSC	12,321	81,659
TOTAL FINANCIALS		185,810
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	7,648	19,971
Emaar Properties PJSC	8,520	34,799
RAK Properties PJSC (a)	27,752	9,824
TOTAL REAL ESTATE		64,594
TOTAL UNITED ARAB EMIRATES		292,102
UNITED STATES - 1.0%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR	894	39,604
Health Care - 0.5%
Biotechnology - 0.5%
BeOne Medicines Ltd ADR (a)	91	30,974
BeOne Medicines Ltd H Shares (a)	1,600	42,314
TOTAL HEALTH CARE		73,288
Materials - 0.3%
Construction Materials - 0.3%
Titan SA	821	55,471
TOTAL UNITED STATES		168,363
TOTAL COMMON STOCKS (Cost $12,027,901)		16,776,967

Non-Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
KOREA (SOUTH) - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Hyundai Motor Co Series 2 (Cost $81,693)	664	124,037

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $419,090)	3.70	419,006	419,090

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $12,528,684)	17,320,094
NET OTHER ASSETS (LIABILITIES) - (0.4)% (d)	(64,655)
NET ASSETS - 100.0%	17,255,439

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3	3/2026	228,120	(63)

The notional amount of long futures as a percentage of Net Assets is 1.3%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $619,376 or 3.6% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $619,376 or 3.6% of net assets.

(d)	Includes $6,819 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	888,169	1,574,978	2,044,091	2,843	34	-	419,090	419,006	0.0%
Total	888,169	1,574,978	2,044,091	2,843	34	-	419,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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